Schedule of Investments (unaudited)	iShares® MSCI United Kingdom Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Avon Protection PLC	3,978	$49,335
Babcock International Group PLC(a)	33,081	114,304
Chemring Group PLC	36,905	139,898
QinetiQ Group PLC	75,838	320,802
Senior PLC	54,462	80,607
		704,946
Air Freight & Logistics — 0.7%
International Distributions Services PLC	99,862	277,503
Wincanton PLC	16,271	71,758
		349,261
Airlines — 0.9%
easyJet PLC(a)	39,481	189,738
JET2 PLC(a)	20,889	257,691
		447,429
Auto Components — 0.1%
TI Fluid Systems PLC(b)	44,067	68,425

Automobiles — 0.2%
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	55,469	89,172

Banks — 1.8%
Bank of Georgia Group PLC	4,814	146,792
Close Brothers Group PLC	19,672	253,931
TBC Bank Group PLC	5,393	142,023
Virgin Money UK PLC	167,443	352,785
		895,531
Beverages — 1.4%
AG Barr PLC	12,592	76,285
Britvic PLC	34,506	334,797
C&C Group PLC(a)	50,540	107,806
Fevertree Drinks PLC(c)	13,690	195,120
		714,008
Biotechnology — 1.6%
Abcam PLC(a)	28,393	445,067
Avacta Group PLC(a)(c)	14,948	18,376
Genus PLC	8,586	304,852
Oxford Biomedica PLC(a)	9,396	42,977
		811,272
Building Products — 0.6%
Genuit Group PLC	32,762	123,592
Tyman PLC	25,943	70,315
Volution Group PLC	25,971	109,885
		303,792
Capital Markets — 8.7%
AJ Bell PLC	40,395	179,997
Alpha FX Group PLC	4,146	114,930
Ashmore Group PLC	60,462	165,781
Bridgepoint Group PLC(b)	32,241	76,357
CMC Markets PLC(b)	16,813	48,160
Draper Esprit PLC(a)	17,975	84,491
IG Group Holdings PLC	53,174	528,951
Impax Asset Management Group PLC	11,241	107,582
IntegraFin Holdings PLC	39,246	138,593
Intermediate Capital Group PLC	37,937	553,660
Investec PLC	91,059	568,719
IP Group PLC	133,650	106,314
JTC PLC(b)	17,292	166,156
Security	Shares	Value

Capital Markets (continued)
Jupiter Fund Management PLC	58,073	$87,334
Liontrust Asset Management PLC	8,497	113,880
Man Group PLC/Jersey	168,288	426,733
Ninety One PLC	52,883	128,239
Polar Capital Holdings PLC(c)	9,066	53,214
Quilter PLC(b)	173,069	211,512
Rathbones Group PLC	7,823	200,598
TP ICAP Group PLC	103,202	217,672
		4,278,873
Chemicals — 1.1%
Elementis PLC(a)	75,268	107,602
Essentra PLC	39,068	116,053
Synthomer PLC	49,224	78,639
Victrex PLC	11,380	245,610
		547,904
Commercial Services & Supplies — 3.4%
Biffa PLC(b)	40,153	197,449
Finablr PLC(a)(b)(d)	61,710	1
HomeServe PLC	39,563	566,503
Johnson Service Group PLC	57,320	65,631
Marlowe PLC(a)	10,575	63,727
Mitie Group PLC	182,430	167,324
Renewi PLC(a)	10,357	69,970
Restore PLC	16,020	62,093
Serco Group PLC	155,391	326,008
Smart Metering Systems PLC	16,497	159,263
		1,677,969
Communications Equipment — 0.6%
Spirent Communications PLC	79,872	278,354

Construction & Engineering — 1.1%
Balfour Beatty PLC	79,801	311,431
Keller Group PLC	9,437	83,371
Kier Group PLC(a)	57,362	43,832
Morgan Sindall Group PLC	5,482	108,366
		547,000
Construction Materials — 1.0%
Breedon Group PLC	200,378	147,347
Forterra PLC(b)	28,534	69,641
Ibstock PLC(b)	53,562	102,835
Marshalls PLC	29,572	103,020
RHI Magnesita NV	3,405	90,703
		513,546
Consumer Finance — 0.2%
Provident Financial PLC	31,411	74,694

Containers & Packaging — 1.3%
DS Smith PLC	179,622	661,171

Distributors — 1.0%
Inchcape PLC	48,887	495,116

Diversified Financial Services — 1.0%
Burford Capital Ltd.	24,415	222,452
Plus500 Ltd.	12,555	288,566
		511,018
Diversified Telecommunication Services — 0.6%
Gamma Communications PLC	10,669	141,271
Helios Towers PLC(a)	96,268	133,682
		274,953

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 0.6%
Ceres Power Holdings PLC(a)(c)	16,339	$76,506
DiscoverIE Group PLC	10,591	105,948
ITM Power PLC(a)(c)	55,440	70,598
Volex PLC	15,835	50,194
		303,246
Electronic Equipment, Instruments & Components — 1.5%
Renishaw PLC	4,770	215,504
Spectris PLC	13,795	534,093
		749,597
Energy Equipment & Services — 0.5%
Hunting PLC	18,591	61,059
John Wood Group PLC(a)	90,094	142,030
Petrofac Ltd.(a)(c)	57,609	58,254
		261,343
Entertainment — 0.2%
Frontier Developments PLC(a)(c)	3,093	43,203
Team17 Group PLC(a)	14,120	76,581
		119,784
Equity Real Estate Investment Trusts (REITs) — 9.5%
Assura PLC	386,262	249,531
Balanced Commercial Property Trust Ltd.	91,842	99,512
Big Yellow Group PLC	22,761	301,548
Capital & Counties Properties PLC	94,592	115,717
Civitas Social Housing PLC	79,490	57,196
Custodian Reit PLC	53,958	59,635
Derwent London PLC	13,219	377,832
Empiric Student Property PLC	78,124	81,071
Great Portland Estates PLC	28,096	169,544
Hammerson PLC	484,085	141,424
Home Reit PLC	103,572	63,164
Impact Healthcare Reit PLC	41,159	51,332
LondonMetric Property PLC	121,534	259,268
LXI REIT PLC	212,618	296,727
Picton Property Income Ltd. (The)	71,507	74,980
Primary Health Properties PLC	165,980	224,401
PRS REIT PLC (The)	67,302	69,760
Regional REIT Ltd.(b)	53,523	38,705
Safestore Holdings PLC	27,460	303,165
Shaftesbury PLC	24,949	109,474
Supermarket Income Reit PLC	162,730	203,313
Target Healthcare REIT PLC	82,083	77,957
Tritax Big Box REIT PLC	243,968	426,396
UK Commercial Property REIT Ltd.	101,372	71,789
UNITE Group PLC (The)	44,285	495,938
Urban Logistics REIT PLC	61,636	101,238
Warehouse REIT PLC	52,147	69,135
Workspace Group PLC	18,869	97,738
		4,687,490
Food & Staples Retailing — 0.8%
Marks & Spencer Group PLC(a)	256,304	374,082

Food Products — 1.8%
Cranswick PLC	6,955	259,161
Greencore Group PLC(a)	67,651	52,509
Premier Foods PLC	84,790	106,690
Tate & Lyle PLC	52,428	465,694
		884,054
Health Care Equipment & Supplies — 1.4%
Advanced Medical Solutions Group PLC	27,945	92,117
Security	Shares	Value

Health Care Equipment & Supplies (continued)
ConvaTec Group PLC(b)	213,369	$596,969
		689,086
Health Care Providers & Services — 1.3%
CVS Group PLC	9,319	230,627
Mediclinic International PLC	53,145	316,911
Spire Healthcare Group PLC(a)(b)	36,205	100,363
		647,901
Health Care Technology — 0.5%
Craneware PLC	3,496	94,805
EMIS Group PLC	7,403	167,564
		262,369
Hotels, Restaurants & Leisure — 4.0%
888 Holdings PLC(a)	49,129	60,131
Carnival PLC(a)	19,014	167,072
Domino's Pizza Group PLC	50,624	174,624
Greggs PLC	13,256	371,297
J D Wetherspoon PLC(a)	12,569	68,019
Mitchells & Butlers PLC(a)	35,722	60,189
Patisserie Holdings PLC, NVS(d)	6,053	—
Playtech PLC(a)	29,804	199,162
Rank Group PLC(a)	28,828	31,444
Restaurant Group PLC (The)(a)	31,517	10,803
SSP Group PLC(a)	103,905	267,861
Trainline PLC(a)(b)	62,828	253,220
TUI AG(a)(c)	151,699	272,104
Young & Co's Brewery PLC, Series A	2,877	39,044
		1,974,970
Household Durables — 2.2%
Bellway PLC	16,140	392,188
Crest Nicholson Holdings PLC	33,135	91,715
Redrow PLC	38,604	212,712
Victoria PLC(a)(c)	8,415	43,206
Vistry Group PLC	45,220	337,364
		1,077,185
Independent Power and Renewable Electricity Producers — 0.9%
ContourGlobal PLC(b)	25,727	78,062
Drax Group PLC	52,388	387,571
		465,633
Insurance — 4.0%
Beazley PLC	79,650	628,919
Direct Line Insurance Group PLC	171,047	432,855
Hiscox Ltd.	45,231	551,770
Just Group PLC	136,117	122,627
Lancashire Holdings Ltd.	31,890	230,703
		1,966,874
Interactive Media & Services — 1.9%
Moneysupermarket.com Group PLC	69,987	161,325
Rightmove PLC	108,938	739,228
Trustpilot Group PLC(a)(b)	30,335	37,266
		937,819
Internet & Direct Marketing Retail — 1.1%
AO World PLC(a)(c)	56,742	40,691
ASOS PLC(a)(c)	9,160	71,526
Auction Technology Group PLC(a)	11,830	122,192
boohoo Group PLC(a)	132,384	67,846
Deliveroo PLC(a)(b)	114,679	120,580
Moonpig Group PLC(a)	29,492	57,712

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
THG PLC(a)	96,130	$79,681
		560,228
IT Services — 3.0%
Capita PLC(a)	223,139	63,914
Computacenter PLC	10,438	253,351
Kainos Group PLC	10,486	201,580
Keywords Studios PLC	9,582	342,840
NCC Group PLC	39,935	102,521
Network International Holdings PLC(a)(b)	65,973	267,485
Softcat PLC	16,929	260,742
		1,492,433
Leisure Products — 0.8%
Games Workshop Group PLC	4,299	385,297

Life Sciences Tools & Services — 0.4%
Ergomed PLC(a)	5,211	83,394
Oxford Nanopore Technologies PLC(a)	43,159	132,791
		216,185
Machinery — 4.5%
Bodycote PLC	24,924	177,234
IMI PLC	34,054	560,044
Judges Scientific PLC	704	68,728
Morgan Advanced Materials PLC	37,271	135,661
Rotork PLC	112,479	411,825
Vesuvius PLC	28,372	129,806
Weir Group PLC (The)	33,891	736,891
		2,220,189
Marine — 0.3%
Clarkson PLC	3,562	132,956

Media — 2.7%
Ascential PLC(a)	57,419	150,719
Future PLC	14,988	256,548
ITV PLC	472,952	430,210
Next Fifteen Communications Group PLC	10,945	138,246
Reach PLC	39,370	52,196
S4 Capital PLC(a)	36,414	84,077
Tremor International Ltd.(a)(c)	11,900	46,465
YouGov PLC	13,827	162,973
		1,321,434
Metals & Mining — 1.4%
Atalaya Mining PLC	14,835	54,355
Centamin PLC	150,369	193,697
Central Asia Metals PLC	23,285	71,031
Ferrexpo PLC	38,820	67,617
Greatland Gold PLC(a)	581,212	53,238
Hill & Smith PLC	10,348	151,121
Hochschild Mining PLC	40,806	34,723
Pan African Resources PLC	224,485	47,654
SolGold PLC(a)(c)	150,911	32,739
		706,175
Multi-Utilities — 2.3%
Centrica PLC	771,196	890,287
Telecom Plus PLC	8,282	250,413
		1,140,700
Multiline Retail — 1.3%
B&M European Value Retail SA	124,171	615,150
Security	Shares	Value

Oil, Gas & Consumable Fuels — 2.5%
Capricorn Energy PLC(a)	41,248	$123,987
Diversified Energy Co. PLC	110,424	168,756
Energean PLC	16,232	290,520
EnQuest PLC(a)	193,024	56,388
Genel Energy PLC	20,195	35,998
Gulf Keystone Petroleum Ltd.	27,808	71,723
Harbour Energy PLC	57,991	222,668
Pantheon Resources PLC(a)(c)	95,790	84,717
Serica Energy PLC	26,875	102,688
Tullow Oil PLC(a)(c)	149,061	78,541
		1,235,986
Personal Products — 0.2%
PZ Cussons PLC	30,280	75,999

Pharmaceuticals — 1.8%
Alliance Pharma PLC	66,174	38,283
Dechra Pharmaceuticals PLC	14,851	490,486
Indivior PLC, NVS(a)	18,069	374,754
		903,523
Professional Services — 1.8%
Alpha Financial Markets Consulting PLC	14,876	86,061
Hays PLC	212,840	304,866
Pagegroup PLC	43,032	248,619
RWS Holdings PLC	40,592	161,839
SThree PLC	16,699	81,613
		882,998
Real Estate Management & Development — 1.9%
CLS Holdings PLC(c)	23,555	46,602
Grainger PLC	96,775	282,964
Helical PLC	14,655	59,171
IWG PLC(a)	98,303	188,191
Savills PLC	18,932	217,427
Sirius Real Estate Ltd.	152,802	151,752
		946,107
Road & Rail — 0.8%
Firstgroup PLC	98,823	123,938
National Express Group PLC(a)	68,068	142,768
Redde Northgate PLC	29,803	135,778
		402,484
Semiconductors & Semiconductor Equipment — 0.1%
Alphawave IP Group PLC(a)	35,246	45,029

Software — 1.9%
Argo Blockchain PLC(a)(c)	17,180	1,177
Bytes Technology Group PLC	28,271	140,860
Darktrace PLC(a)	42,188	176,965
FD Technologies PLC(a)(c)	3,045	52,588
GB Group PLC	31,222	122,545
Gen Digital, Inc.	1	23
Kape Technologies PLC(a)(c)	21,895	65,972
Learning Technologies Group PLC	77,322	122,268
Micro Focus International PLC	43,804	277,327
		959,725
Specialty Retail — 3.2%
Currys PLC	139,658	132,507
Dunelm Group PLC	14,497	175,773
Frasers Group PLC(a)	21,874	239,628
Halfords Group PLC	29,082	68,280
Pets at Home Group PLC	64,459	205,225

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Watches of Switzerland Group PLC(a)(b)	31,274	$386,730
WH Smith PLC(a)	17,090	291,790
Wickes Group PLC	33,964	56,777
		1,556,710
Textiles, Apparel & Luxury Goods — 0.7%
Coats Group PLC	208,579	168,840
Dr. Martens PLC	78,449	194,894
		363,734
Thrifts & Mortgage Finance — 1.0%
OSB Group PLC	57,467	330,831
Paragon Banking Group PLC	31,590	180,664
		511,495
Trading Companies & Distributors — 5.0%
Diploma PLC	16,268	556,367
Grafton Group PLC	28,411	267,113
Howden Joinery Group PLC	72,538	515,458
RS GROUP PLC	61,491	683,874
SIG PLC(a)	90,271	32,273
Travis Perkins PLC	27,741	311,468
Yellow Cake PLC(a)(b)	22,750	108,866
		2,475,419
Water Utilities — 0.8%
Penno Group PLC	34,063	378,323

Wireless Telecommunication Services — 0.4%
Airtel Africa PLC(b)	121,839	182,231

Total Long-Term Investments — 99.7%
(Cost: $70,502,060)		49,356,377
Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(e)(f)(g)	1,160,618	$1,160,734
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	20,000	20,000

Total Short-Term Securities — 2.4%
(Cost: $1,180,163)		1,180,734

Total Investments — 102.1%
(Cost: $71,682,223)		50,537,111

Liabilities in Excess of Other Assets — (2.1)%		(1,043,662)

Net Assets — 100.0%		$49,493,449

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$685,192	$475,688	(a)	$—	$(122)	$(24)	$1,160,734	1,160,618	$13,519	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	0	(a)	—	—	—	20,000	20,000	87		—
					$(122)	$(24)	$1,180,734		$13,606		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
November 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 250 Index	5	12/16/22	$231	$16,349

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,091,830	$38,264,546	$1	$49,356,377
Money Market Funds	1,180,734	—	—	1,180,734
	$12,272,564	$38,264,546	$1	$50,537,111
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$16,349	$—	$16,349

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust